AMOUNT DUE TO DIRECTOR (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
AMOUNT DUE TO DIRECTOR (Tables)
Related parties payable	$ 276,500	$ 276,500	$ 254,515
Related party loan	140,000	140,000	1,500,000
Director fee payable	36,000	0
Amount due to related parties	$ 452,500	$ 416,500	$ 1,754,515